DOIGX

a Series of Dominion Funds, Inc.

Supplement dated April 24, 2012 to the Prospectus dated October 28, 2011

At an in-person Board meeting held on April 5, 2012, the Fund’s Board of Directors approved the appointment of Washington Asset Management II, LLC (“Washington”), located at 4 North Madison Street, Middleburg, Virginia  20118, to serve as investment adviser to the Fund.  A shareholder meeting will be held during the third quarter of 2012, at which time the shareholders will be asked to approve an investment advisory agreement with Washington.  Washington is currently managing the Fund pursuant to an interim advisory agreement (“Interim Agreement”) between the Fund and Washington.  Pursuant to the terms of the Interim Agreement, Washington will manage the Fund’s investments on a day-to-day basis and will employ substantially the same investment strategies as the previous adviser in managing the Fund’s assets.  The Interim Agreement took effect April 5, 2012 and will terminate 150 days later (September 2, 2012), or earlier if the investment advisory agreement is approved by shareholders representing a majority (as defined under the Investment Company Act of 1940, as amended) of shares of the Fund.

The prior investment advisory agreement between the Fund and Foxhall Capital Management, Inc., the Fund’s adviser since inception, terminated automatically on April 5, 2012, when Foxhall Capital Management, Inc., assigned the investment advisory agreement with the Fund to Washington.  References to Foxhall Capital Management, Inc., in the Fund’s Prospectus and Statement of Additional Information as the adviser are hereby replaced, in relevant part, with Washington Asset Management II, LLC.

Washington Asset Management II, LLC

Washington is a recently formed entity, organized to provide investment advisory services to individuals and pooled investment vehicles such as the Fund.  As of March 31, 2012 it had $200 million in assets under management.

Portfolio Manager

Paul Dietrich

Director of Global Research

Paul Dietrich, Director of Global Research and head of the Advisor’s Foxhall Capital Management Investment Division since April 2012, is primarily responsible for the day-to-day management of the Fund’s portfolio. Prior to April 2012 , Mr. Dietrich was Chairman, CEO and Chief Investment Officer of Foxhall Capital Management, Inc. and President and CEO of Eton Court Asset Management, Ltd. (parent company of Foxhall Capital Management, Inc.) since 1999.  Mr. Dietrich is an international corporate attorney and has been an advisor on privatization and economic development issues to the World Bank, as well as several governments in Asia, Eastern Europe and the former Soviet Union.

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This Supplement, and the Prospectus and Statement of Additional Information, both dated October 28, 2011, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling the Fund at 1-866-270-1222.

Please retain this Supplement for future reference.

DOIGX

a Series of Dominion Funds, Inc.

Supplement dated April 24, 2012
to the Statement of Additional Information (the “SAI”), dated October 28, 2011

At an in-person Board meeting held on April 5, 2012, the Fund’s Board of Directors approved the appointment of Washington Asset Management II, LLC (“Washington”), located at 4 North Madison Street, Middleburg, Virginia  20118, to serve as investment adviser to the Fund.  A shareholder meeting will be held during the third quarter of 2012, at which time the shareholders will be asked to approve an investment advisory agreement with Washington.  Washington is currently managing the Fund pursuant to an interim advisory agreement (“Interim Agreement”) between the Fund and Washington.  Pursuant to the terms of the Interim Agreement, Washington will manage the Fund’s investments on a day-to-day basis and will employ substantially the same investment strategies in managing the Fund’s assets.  The Interim Agreement took effect April 5, 2012 and will terminate 150 days later (September 2, 2012), or earlier if the investment advisory agreement is approved by shareholders representing a majority (as defined under the Investment Company Act of 1940, as amended) of shares of the Fund.

The prior investment advisory agreement between the Fund and Foxhall Capital Management, Inc., the Fund’s adviser since inception, terminated automatically on April 5, 2012 when Foxhall Capital Management, Inc., assigned the investment advisory agreement with the Fund to Washington.  References to Foxhall Capital Management, Inc., in the Fund’s Prospectus and Statement of Additional Information as the adviser are hereby replaced, in relevant part, with Washington Asset Management II, LLC.  The following provides additional information about the Washington and the Fund’s portfolio manager.

Washington is a recently formed entity, organized to provide investment advisory services to individuals and pooled investment vehicles such as the Fund.  As of March 31, 2012, it had $200 million in assets under management.  Washington is owned by Stirrup Partners, LLC, a Delaware limited liability company (“Stirrup”), the sole member of the adviser.  Stirrup’s member interests are owned fifty percent each by Anthony Sirianni and Eric Nettere.  Accordingly, Messrs. Sirianni and Nettere are each indirect owners of fifty percent of the adviser and deemed to control the adviser.  Under an Interim Agreement between the Fund and Washington, the Fund pays the adviser an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.  This advisory fee is the same as that paid to the prior adviser.  The Interim Agreement may be terminated at any time, and without the payment of any penalty, by the Fund on 10 days prior written notice to Washington. Under an Expense Limitation Agreement, Washington has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until the termination of the Interim Agreement, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (excluding acquired fund fees and expenses, brokerage fees and commissions, borrowing costs, taxes and extraordinary expenses such as litigation) do not exceed an annual rate of 2.25% of the Fund’s average daily net assets.  The expense limits are the same as those provided by the prior adviser.  The Expense Limit Agreement between the Fund and Washington may be terminated by the Fund’s Board of Directors upon 60 days notice.  Waived fees and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e. within the three years after the waiver or reimbursement) if such recoupment can be achieved within the foregoing expense limits.

Portfolio Manager

The portfolio manager of the Fund is responsible for the day-to-day management of the Fund.  Mr. Paul Dietrich is compensated through a base salary, bonus, and various long-term incentive compensation vehicles. In addition, the portfolio manager is eligible for the standard retirement benefits and health and welfare benefits available to all of the adviser’s employees.  As of March 31, 2012, Mr. Dietrich held no shares of the Fund and was responsible for the management of the following types of accounts in addition to the Fund:

Portfolio Manager	Account Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Paul Dietrich	Registered Investment Companies	1	$0	None	N/A
	Other Pooled Investment Vehicles	0	$0	None	N/A
	Other Accounts	1,800	$180 million	None	N/A

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This Supplement, and the Prospectus and Statement of Additional Information, both dated October 28, 2011, and a Prospectus Supplement dated April 24, 2012, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus Supplement, Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling the Fund at 1-866-270-1222.

Please retain this Supplement for future reference.